Trade Receivables - Summary of Allowance for Doubtful Accounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade receivables.
Allowance for doubtful accounts, Beginning balance	R$ (13,419)	R$ (10,290)	R$ (5,386)
Change in accounting policy - IFRS 9			(5,757)
Additions	(17,392)	(9,588)	(5,227)
Receivables written off during the year as uncollectible	760	6,459	6,080
Allowance for doubtful accounts, Ending balance	R$ (30,051)	R$ (13,419)	R$ (10,290)